Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant	34. Condensed Financial Information of Registrant

Finance of America Companies Inc.
(Parent Company Only)
Condensed Statements of Financial Condition
(In thousands, except share data)

	December 31, 2022	December 31, 2021

ASSETS
Investment in subsidiaries	$259,895	$446,517
TOTAL ASSETS	$259,895	$446,517

LIABILITIES AND EQUITY
Payables and other liabilities	5,784	58,538
TOTAL LIABILITIES	$5,784	$58,538

EQUITY
Class A Common Stock, $0.0001 par value; 6,000,000,000 shares authorized; 67,681,856 and 65,013,569 shares issued, respectively, and 63,423,356 and 60,755,069 shares outstanding, respectively	6	6
Additional paid-in capital	888,488	831,620
Accumulated deficit	(634,295)	(443,613)
Accumulated other comprehensive loss	(88)	(34)
TOTAL EQUITY	254,111	387,979
TOTAL LIABILITIES AND EQUITY	$259,895	$446,517

Finance of America Companies Inc.
(Parent Company Only)
Condensed Statements of Operations and Comprehensive Income
(In thousands)

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
REVENUES
Interest income	$—	$—	$—	$164
Interest expense	—	—	(46)	(3,669)
Net interest expense	—	—	(46)	(3,505)
TOTAL REVENUES	—	—	(46)	(3,505)

EXPENSES
Salaries, benefits, and related expenses	—	—	4,041	7,710
Occupancy, equipment rentals, and other office related expenses	—	—	161	632
General and administrative expenses	—	—	357	1,292
TOTAL EXPENSES	—	—	4,559	9,634
OTHER, NET	40,163	15,042	—	—
NET INCOME (LOSS) BEFORE INCOME TAXES	40,163	15,042	(4,605)	(13,139)
Benefit for income taxes applicable to parent	(17,524)	(23,748)	—	—
NET INCOME (LOSS)	57,687	38,790	(4,605)	(13,139)
Equity (deficit) in undistributed income from subsidiaries	(248,369)	(410,590)	124,464	531,527
NET INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	(190,682)	(371,800)	119,859	518,388
Other comprehensive income (loss)	(54)	(34)	(11)	60
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CONTROLLING INTEREST	$(190,736)	$(371,834)	$119,848	$518,448

As disclosed in Note 1 - Organization and Description of Business, FoA is a holding company and has a controlling interest in FoA Equity. FoA did not have any cash as of December 31, 2022 or December 31, 2021. Therefore, Condensed Statements of Cash Flows have not been presented. Management determined which assets and liabilities were to be used by the operating subsidiaries, and these amounts have been appropriately excluded from the parent company Condensed Statements of Financial Condition of FoA presented above. Changes in these balances are reflected as additional contributions and distributions from FoA Equity in the period in which they occur, and had no impact on any cash balances that may have otherwise been maintained at FoA.
Basis of Presentation
The parent company financial statements should be read in conjunction with the Company's consolidated financial statements and the accompanying notes thereto. The parent company follows the same accounting policies as disclosed in Note 2 - Summary of Significant Accounting Policies to the Company's consolidated financial statements. For purposes of this condensed financial information, the Company's consolidated subsidiaries are recorded based upon its proportionate share of the subsidiaries net assets (similar to presenting them on the equity method).
Since restricted net assets of FoA and its subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04 Schedule 1 of Regulation S-X.
Dividends from Subsidiaries
There were no cash dividends paid to the parent from the Company's consolidated subsidiaries for the Successor year ended December 31, 2022 or for the nine months ended December 31, 2021. There were $75.0 million and $380.4 million in cash dividends paid to the parent from the Company's consolidated subsidiaries in the Predecessor three months ended March 31, 2021 and for the year ended December 31, 2020, respectively.